SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Related Party Transaction [Line Items]
Amounts due to related parties, Borrowed	$ 248,842	$ 784,512
Jiancong Cai [Member]
Related Party Transaction [Line Items]
Amounts due to related parties, beginning	153,976
Amounts due to related parties, Borrowed	215,091
Amounts due to related parties, Repaid	(168,506)
Amounts due to related parties, Exchange rate translation	(3,881)
Amounts due to related parties, ending	196,680
Huiyan Xie [Member]
Related Party Transaction [Line Items]
Amounts due to related parties, beginning	374,475
Amounts due to related parties, Borrowed
Amounts due to related parties, Repaid	(96,464)
Amounts due to related parties, Exchange rate translation
Amounts due to related parties, ending	278,011
Huajian Xu [Member]
Related Party Transaction [Line Items]
Amounts due to related parties, beginning	856,068
Amounts due to related parties, Borrowed	8,580
Amounts due to related parties, Repaid	(163,648)
Amounts due to related parties, Exchange rate translation	(1,569)
Amounts due to related parties, ending	699,431
Xing Xia [Member]
Related Party Transaction [Line Items]
Amounts due to related parties, beginning	286,852
Amounts due to related parties, Borrowed	25,171
Amounts due to related parties, Repaid
Amounts due to related parties, Exchange rate translation
Amounts due to related parties, ending	312,023
Related Party [Member]
Related Party Transaction [Line Items]
Amounts due to related parties, beginning	1,671,371
Amounts due to related parties, Borrowed	248,842
Amounts due to related parties, Repaid	(428,618)
Amounts due to related parties, Exchange rate translation	(5,450)
Amounts due to related parties, ending	$ 1,486,145